Other Insurance Liabilities and Separate Accounts - Roll Forward of Policyholders' Funds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Roll Forward]
Policyholders’ funds, beginning of the period	$ 522	$ 568
Deposits received	13	20
Policy charges	(2)	(2)
Surrenders and withdrawals	(31)	(21)
Interest credited	11	12
Change in net unrealized gains (losses)	(148)	(42)
Other	(20)	(13)
Policyholders’ funds, end of the period	$ 345	$ 522
Weighted average crediting rate	4.72%	4.81%
Net amount at risk	$ 0	$ 0
Cash surrender value	$ 339	$ 346